ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Net investment in sales-type lease	$ 31,518	$ 22,721
Receivable From Value Added Services	5,769	7,466
Less: Allowance for doubtful accounts	(7,895)	(4,830)
Accounts Receivable, Net, Current	$ 29,392	$ 25,357